Quarterly Report
September 30, 2021
MFS®  Global Research Portfolio
MFS® Variable Insurance Trust II
RES-Q3

Portfolio of Investments
9/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace & Defense – 3.0%
Honeywell International, Inc.	4,748	$1,007,906
Howmet Aerospace, Inc.	9,036	281,923
L3Harris Technologies, Inc.	2,235	492,236
Northrop Grumman Corp.	1,276	459,551
Raytheon Technologies Corp.	7,611	654,242
		$2,895,858
Alcoholic Beverages – 1.7%
China Resources Beer Holdings Co. Ltd.	40,000	$295,453
Constellation Brands, Inc., “A”	2,006	422,644
Diageo PLC	13,885	669,022
Kweichow Moutai Co. Ltd., “A”	900	254,869
		$1,641,988
Apparel Manufacturers – 2.9%
Adidas AG	1,865	$587,674
Burberry Group PLC	16,588	403,890
LVMH Moet Hennessy Louis Vuitton SE	1,323	946,030
NIKE, Inc., “B”	5,677	824,471
		$2,762,065
Biotechnology – 0.4%
Illumina, Inc. (a)	1,053	$427,107
Brokerage & Asset Managers – 2.6%
Charles Schwab Corp.	19,341	$1,408,798
Euronext N.V.	9,552	1,077,892
		$2,486,690
Business Services – 4.0%
Accenture PLC, “A”	3,260	$1,042,939
Cognizant Technology Solutions Corp., “A”	6,241	463,145
Fidelity National Information Services, Inc.	6,600	803,088
Fiserv, Inc. (a)	8,387	909,989
Global Payments, Inc.	4,410	694,928
		$3,914,089
Chemicals – 0.3%
FMC Corp.	2,787	$255,178
Computer Software – 10.8%
Adobe Systems, Inc. (a)	2,660	$1,531,415
Atlassian Corp. PLC, “A” (a)	1,710	669,328
Cadence Design Systems, Inc. (a)	5,655	856,393
Microsoft Corp. (s)	15,477	4,363,276
NAVER Corp.	2,736	891,510
NetEase.com, Inc., ADR	6,389	545,621
salesforce.com, inc. (a)	6,012	1,630,575
		$10,488,118
Computer Software - Systems – 3.1%
Apple, Inc.	10,767	$1,523,530
Constellation Software, Inc.	573	938,723
NICE Systems Ltd., ADR (a)	1,798	510,704
		$2,972,957

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 2.7%
Masco Corp.	7,536	$418,625
Otis Worldwide Corp.	6,634	545,845
Sherwin-Williams Co.	2,183	610,651
Techtronic Industries Co. Ltd.	29,500	578,302
Vulcan Materials Co.	2,789	471,787
		$2,625,210
Consumer Products – 1.1%
Colgate-Palmolive Co.	4,760	$359,761
Kao Corp.	5,500	327,701
Reckitt Benckiser Group PLC	4,489	351,351
		$1,038,813
Electrical Equipment – 2.5%
Johnson Controls International PLC	10,945	$745,136
Schneider Electric SE	6,413	1,066,226
TE Connectivity Ltd.	2,419	331,935
Vertiv Holdings Co.	11,780	283,780
		$2,427,077
Electronics – 4.0%
Applied Materials, Inc.	5,498	$707,758
Lam Research Corp.	693	394,421
NXP Semiconductors N.V.	5,189	1,016,369
Taiwan Semiconductor Manufacturing Co. Ltd.	84,000	1,732,168
		$3,850,716
Energy - Independent – 1.3%
ConocoPhillips	10,893	$738,218
Oil Search Ltd.	71,724	227,041
Valero Energy Corp.	3,907	275,717
		$1,240,976
Energy - Integrated – 0.4%
Galp Energia SGPS S.A., “B”	38,232	$432,975
Food & Beverages – 2.1%
Mondelez International, Inc.	9,126	$530,951
Nestle S.A.	7,459	897,459
PepsiCo, Inc.	4,033	606,603
		$2,035,013
Food & Drug Stores – 1.0%
Wal-Mart Stores, Inc.	6,702	$934,125
Gaming & Lodging – 0.7%
Flutter Entertainment PLC (a)	3,398	$667,067
General Merchandise – 0.7%
Dollar General Corp.	3,359	$712,578
Health Maintenance Organizations – 0.9%
Cigna Corp.	4,160	$832,666

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 3.8%
AIA Group Ltd.	107,200	$1,234,316
Aon PLC	5,358	1,531,156
Chubb Ltd.	5,301	919,617
		$3,685,089
Internet – 5.6%
Alphabet, Inc., “A” (a)(s)	800	$2,138,816
Facebook, Inc., “A” (a)	5,829	1,978,304
Tencent Holdings Ltd.	22,400	1,313,407
		$5,430,527
Leisure & Toys – 1.0%
Electronic Arts, Inc.	4,728	$672,558
Prosus N.V.	4,046	318,656
		$991,214
Machinery & Tools – 3.5%
GEA Group AG	8,833	$405,073
Ingersoll Rand, Inc. (a)	15,382	775,407
Kubota Corp.	22,100	471,464
Roper Technologies, Inc.	1,866	832,479
Schindler Holding AG	1,500	401,383
SMC Corp.	800	500,502
		$3,386,308
Major Banks – 2.7%
BNP Paribas (l)	17,254	$1,105,212
Goldman Sachs Group, Inc.	2,622	991,195
Mitsubishi UFJ Financial Group, Inc.	91,000	531,298
		$2,627,705
Medical & Health Technology & Services – 1.1%
ICON PLC (a)	3,985	$1,044,150
Medical Equipment – 4.7%
Becton, Dickinson and Co.	2,670	$656,339
Boston Scientific Corp. (a)	24,270	1,053,075
Danaher Corp.	2,147	653,633
Medtronic PLC	7,776	974,722
QIAGEN N.V. (a)	8,939	461,968
Thermo Fisher Scientific, Inc.	1,270	725,589
		$4,525,326
Natural Gas - Distribution – 0.5%
China Resources Gas Group Ltd.	96,000	$504,377
Natural Gas - Pipeline – 0.4%
TC Energy Corp.	8,857	$426,277
Network & Telecom – 0.7%
Equinix, Inc., REIT	837	$661,339
Other Banks & Diversified Financials – 6.6%
HDFC Bank Ltd.	57,979	$1,242,982
Julius Baer Group Ltd.	18,407	1,217,464
Macquarie Group Ltd.	5,547	727,781
Moody's Corp.	1,407	499,640
Truist Financial Corp.	18,900	1,108,485

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Visa, Inc., “A”	7,315	$1,629,416
		$6,425,768
Pharmaceuticals – 4.6%
Johnson & Johnson	5,954	$961,571
Merck & Co., Inc.	10,768	808,784
Roche Holding AG	3,731	1,361,456
Santen Pharmaceutical Co. Ltd.	39,300	554,579
Zoetis, Inc.	3,778	733,461
		$4,419,851
Printing & Publishing – 0.7%
Wolters Kluwer N.V.	6,409	$677,450
Railroad & Shipping – 0.6%
Canadian Pacific Railway Ltd.	8,302	$540,211
Real Estate – 1.4%
LEG Immobilien SE	6,134	$868,270
STORE Capital Corp., REIT	15,642	501,013
		$1,369,283
Restaurants – 1.6%
Starbucks Corp.	3,744	$413,001
Wendy's Co.	16,890	366,175
Yum China Holdings, Inc.	12,450	723,469
		$1,502,645
Specialty Chemicals – 4.1%
Air Products & Chemicals, Inc.	1,536	$393,385
Akzo Nobel N.V.	4,003	435,890
Axalta Coating Systems Ltd. (a)	15,981	466,485
Croda International PLC	5,710	652,056
DuPont de Nemours, Inc.	8,401	571,184
Linde PLC	3,089	918,454
Sika AG	1,626	514,296
		$3,951,750
Specialty Stores – 2.9%
Amazon.com, Inc. (a)(s)	852	$2,798,854
Telecommunications - Wireless – 2.6%
Advanced Info Service Public Co. Ltd.	68,700	$397,967
Cellnex Telecom S.A.	7,965	490,978
KDDI Corp.	15,500	512,236
Liberty Broadband Corp. (a)	3,543	611,876
T-Mobile USA, Inc. (a)	4,177	533,654
		$2,546,711
Telephone Services – 0.4%
Hellenic Telecommunications Organization S.A.	22,177	$416,671
Tobacco – 0.6%
British American Tobacco PLC	7,386	$257,693
Philip Morris International, Inc.	3,303	313,091
		$570,784

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 3.0%
CLP Holdings Ltd.	52,000	$500,153
Iberdrola S.A.	53,150	530,839
NextEra Energy, Inc.	10,654	836,552
Orsted A/S (Kingdom of Denmark)	3,430	452,556
Southern Co.	9,199	570,062
		$2,890,162
Total Common Stocks		$96,033,718
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 0.04% (v)	639,015	$639,015
Collateral for Securities Loaned – 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.04% (j)	581,028	$581,028

Other Assets, Less Liabilities – (0.6)%		(592,434)
Net Assets – 100.0%		$96,661,327
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $639,015 and $96,614,746, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At September 30, 2021, the fund had cash collateral of $2,588 and other liquid securities with an aggregate value of $561,073 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$59,920,506	$918,454	$—	$60,838,960
Switzerland	—	4,392,058	—	4,392,058
France	—	4,195,360	—	4,195,360
China	2,323,789	1,313,407	—	3,637,196
Japan	—	2,897,780	—	2,897,780
United Kingdom	—	2,334,012	—	2,334,012
Germany	1,735,311	587,674	—	2,322,985
Hong Kong	—	2,312,771	—	2,312,771
Canada	1,905,211	—	—	1,905,211
Other Countries	1,971,525	9,225,860	—	11,197,385
Mutual Funds	1,220,043	—	—	1,220,043
Total	$69,076,385	$28,177,376	$—	$97,253,761
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$365,105	$10,373,285	$10,099,375	$—	$—	$639,015
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$207	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2021, are as follows:
United States	63.6%
Switzerland	4.5%
France	4.3%
China	3.8%
Japan	3.0%
United Kingdom	2.4%
Germany	2.4%
Hong Kong	2.4%
Canada	2.0%
Other Countries	11.6%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.